Statements of Net Assets Available for Benefits - EBP 034 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments
Investments, at fair value (Note 3)	$ 18,582,353	$ 16,285,119
Investments, at contract value (Note 4)	5,588,308	5,623,657
Total investments	24,170,661	21,908,776
Receivables
Notes receivable from participants	1,036,507	950,110
Participant contributions	49,525	36,443
Employer contributions	23,682	13,175
Total receivables	1,109,714	999,728
Liabilities
Accrued expenses	(1,929)	(2,337)
Net Assets Available for Benefits	$ 25,278,446	$ 22,906,167